Environmental Matters (Narrative) (Details) $ in Thousands		12 Months Ended
		Sep. 30, 2015 USD ($) site	Sep. 30, 2014 USD ($)
Site Contingency [Line Items]
Regulatory Assets, Noncurrent		$ 80,018	$ 71,638
Environmental response costs
Site Contingency [Line Items]
Regulatory Assets, Noncurrent	[1],[2]	$ 1,800	600
District of Columbia
Site Contingency [Line Items]
Recovery of environmental response costs term		3 years
Washington Gas Light Company
Site Contingency [Line Items]
Number of sites | site		10
Estimated maximum liability		$ 17,200	19,300
Regulatory Assets, Noncurrent		$ 79,946	71,584
Washington Gas Light Company | Reserve for Environmental Costs [Member]
Site Contingency [Line Items]
Number of sites | site		4
Accrual for environmental loss contingencies		$ 6,600	8,500
Washington Gas Light Company | Environmental response costs
Site Contingency [Line Items]
Regulatory Assets, Noncurrent		$ 1,800	$ 600

[1]	This balance represents allowed remediation expenditures at Washington Gas sites to be recovered through rates for Maryland and the District of Columbia. The recovery period is over several years.
[2]	Washington Gas does not earn its overall rate of return on these assets. Washington Gas is allowed to recover and required to pay, using short-term interest rates, the carrying costs related to billed gas costs due from and to its customers in the District of Columbia and Virginia jurisdictions.